Property, plant and equipment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Total (excluding right-of-use assets)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,740,235
Ending balance	1,516,239	$ 1,740,235
Total (excluding right-of-use assets) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,938,489	3,736,078
Additions during the period	44,100	459,093
Additions through business combinations		5,576
Transfer from advance payments	8,864	89,314
Disposals	(2,794)	(161,556)
Effects of movement in exchange rates	(452,011)	(1,078,286)
Reclassified to assets held for sale		(111,730)
Ending balance	2,536,648	2,938,489
Total (excluding right-of-use assets) | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,198,254)	(1,660,637)
Charge for the period	54,374	290,570
Impairment	1,831	86,031
Disposals	1,634	158,873
Effects of movement in exchange rates	232,416	592,813
Reclassified to assets held for sale		87,298
Ending balance	(1,020,409)	(1,198,254)
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,125,062
Ending balance	997,709	1,125,062
Towers and tower equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,193,901	2,961,567
Additions during the period	10,620	64,165
Additions through business combinations		5,576
Reclassification	27,972	208,363
Transfer from advance payments	5,236	67,978
Disposals	(2,370)	(122,022)
Effects of movement in exchange rates	(354,378)	(880,175)
Reclassified to assets held for sale		(111,551)
Ending balance	1,880,981	2,193,901
Towers and tower equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,068,839)	(1,561,326)
Charge for the period	35,713	216,776
Impairment	1,793	85,567
Disposals	1,249	120,503
Effects of movement in exchange rates	221,824	587,037
Reclassified to assets held for sale		87,290
Ending balance	(883,272)	(1,068,839)
Fiber assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	352,410
Ending balance	315,755	352,410
Fiber assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	448,789	364,182
Additions during the period	276	32,293
Reclassification	562	81,929
Transfer from advance payments	3,159	2,529
Disposals	(11)	(35,575)
Effects of movement in exchange rates	(29,271)	3,431
Ending balance	423,504	448,789
Fiber assets | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(96,379)	(59,032)
Charge for the period	16,716	65,246
Impairment		464
Disposals	6	34,506
Effects of movement in exchange rates	5,340	(6,143)
Ending balance	(107,749)	(96,379)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,047
Ending balance	27,500	38,047
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,280	63,586
Additions during the period	776	3,017
Reclassification		5,210
Transfer from advance payments	71	2,164
Effects of movement in exchange rates	(11,697)	(34,697)
Ending balance	28,430	39,280
Land and buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,233)	(1,833)
Charge for the period	57	358
Effects of movement in exchange rates	360	958
Ending balance	(930)	(1,233)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,346
Ending balance	3,887	5,346
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,399	32,308
Additions during the period	137	3,775
Reclassification	157	(2,300)
Disposals	(165)	(1,743)
Effects of movement in exchange rates	(2,971)	(7,589)
Reclassified to assets held for sale		(52)
Ending balance	21,557	24,399
Furniture and office equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(19,053)	(21,437)
Charge for the period	1,244	4,173
Impairment	38
Disposals	131	1,723
Effects of movement in exchange rates	2,534	4,826
Reclassified to assets held for sale		8
Ending balance	(17,670)	(19,053)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,632
Ending balance	4,643	6,632
Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,382	27,277
Additions during the period	270	4,481
Reclassification		337
Disposals	(248)	(2,216)
Effects of movement in exchange rates	(3,973)	(10,497)
Ending balance	15,431	19,382
Motor vehicles | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,750)	(17,009)
Charge for the period	644	4,017
Disposals	248	2,141
Effects of movement in exchange rates	2,358	6,135
Ending balance	(10,788)	(12,750)
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	212,738
Ending balance	166,745	212,738
Capital work in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	212,738	287,158
Additions during the period	32,021	351,362
Reclassification	(28,691)	(293,539)
Transfer from advance payments	398	16,643
Effects of movement in exchange rates	(49,721)	(148,759)
Reclassified to assets held for sale		(127)
Ending balance	166,745	212,738
Right-of-use asset
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	886,909
Ending balance	826,445	886,909
Right-of-use asset | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,116,990	1,165,180
Additions during the period	24,843	123,281
Disposals	(10,717)	(52,271)
Effects of movement in exchange rates	(77,176)	(117,853)
Reclassified to assets held for sale		(1,347)
Ending balance	1,053,940	1,116,990
Right-of-use asset | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(230,081)	(200,161)
Charge for the period	22,562	95,895
Impairment	343	1,663
Disposals	4,434	23,920
Effects of movement in exchange rates	21,057	43,018
Reclassified to assets held for sale		700
Ending balance	$ (227,495)	$ (230,081)